Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,169,276	$ 4,611,645
Less: allowance for credit loss	(612,488)	(1,070,996)	$ (953,215)
Accounts receivable, net	$ 2,556,788	$ 3,540,649